Summary of significant accounting policies - Summary of depreciation of property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Data Processing Systems
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	20.00%
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	10.00%
Security systems
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	10.00%
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation annual rate	10.00%